UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JULY 31, 2014

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 61.1%
CONSUMER DISCRETIONARY - 2.3%
Media - 2.3%
Regal Entertainment Group, Class A Shares	1,225,000	$23,838,500

CONSUMER STAPLES - 2.5%
Household Products - 2.5%
Kimberly-Clark Corp.	204,500	21,241,415
Procter & Gamble Co.	52,000	4,020,640

TOTAL CONSUMER STAPLES		25,262,055

ENERGY - 4.7%
Energy Equipment & Services - 4.1%
Seadrill Ltd.	836,000	30,313,360
Transocean Partners LLC	469,140	11,400,102

Total Energy Equipment & Services		41,713,462

Oil, Gas & Consumable Fuels - 0.6%
ONEOK Inc.	101,000	6,507,430

TOTAL ENERGY		48,220,892

FINANCIALS - 21.0%
Capital Markets - 10.6%
Ares Capital Corp.	1,273,000	21,271,830
FS Investment Corp.	1,583,000	16,574,010
Golub Capital BDC Inc.	763,000	12,673,430
KKR & Co. LP	423,000	9,695,160
Medley Capital Corp.	485,000	6,096,450
Och-Ziff Capital Management Group LLC	2,139,000	29,111,790
TCP Capital Corp.	501,000	8,567,100
TriplePoint Venture Growth BDC Corp.	290,000	4,416,700

Total Capital Markets		108,406,470

Real Estate Investment Trusts (REITs) - 10.4%
Alexandria Real Estate Equities Inc.	30,000	2,358,000
American Capital Agency Corp.	334,000	7,722,080
Annaly Capital Management Inc.	785,000	8,713,500
Apartment Investment and Management Co., Class A Shares	117,000	3,999,060
AvalonBay Communities Inc.	37,000	5,478,960
BioMed Realty Trust Inc.	153,000	3,289,500
DCT Industrial Trust Inc.	108,700	851,121
DuPont Fabros Technology Inc.	113,000	3,097,330
EPR Properties	176,000	9,486,400
Equity Residential	36,900	2,385,585
Excel Trust Inc.	245,000	3,172,750
Highwoods Properties Inc.	57,000	2,397,990
Hospitality Properties Trust	234,000	6,685,380
Inland Real Estate Corp.	634,000	6,555,560
Liberty Property Trust	84,000	2,954,280
Ramco-Gershenson Properties Trust	117,000	1,942,200
Realty Income Corp.	117,000	5,036,850
Retail Properties of America Inc., Class A Shares	226,000	3,401,300
Senior Housing Properties Trust	192,000	4,389,120
Simon Property Group Inc.	18,423	3,098,564
Spirit Realty Capital Inc.	279,527	3,234,128
Starwood Property Trust Inc.	723,000	17,062,800

Total Real Estate Investment Trusts (REITs)		107,312,458

TOTAL FINANCIALS		215,718,928

HEALTH CARE - 3.6%
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	139,000	7,036,180
GlaxoSmithKline PLC, ADR	168,000	8,126,160

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Pharmaceuticals - 3.6% (continued)
Johnson & Johnson	60,000	$6,005,400
Merck & Co. Inc.	190,000	10,780,600
Pfizer Inc.	174,000	4,993,800

TOTAL HEALTH CARE		36,942,140

INDUSTRIALS - 5.8%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	122,000	20,370,340

Electrical Equipment - 0.6%
Eaton Corp. PLC	49,800	3,382,416
Emerson Electric Co.	55,000	3,500,750

Total Electrical Equipment		6,883,166

Trading Companies & Distributors - 2.8%
TAL International Group Inc.	647,000	28,597,400

Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	55,520	3,921,933

TOTAL INDUSTRIALS		59,772,839

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.5%
Cisco Systems Inc.	206,000	5,197,380

IT Services - 0.5%
Paychex Inc.	124,000	5,085,240

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	393,000	13,318,770
Microchip Technology Inc.	102,000	4,592,040

Total Semiconductors & Semiconductor Equipment		17,910,810

Software - 1.0%
Microsoft Corp.	234,000	10,099,440

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.	95,340	9,111,644
Seagate Technology PLC	286,000	16,759,600

Total Technology Hardware, Storage & Peripherals		25,871,244

TOTAL INFORMATION TECHNOLOGY		64,164,114

MATERIALS - 1.4%
Chemicals - 0.1%
Westlake Chemical Partners LP	41,100	1,247,385	*

Metals & Mining - 0.9%
Freeport-McMoRan Inc.	239,000	8,895,580

Paper & Forest Products - 0.4%
International Paper Co.	79,000	3,752,500

TOTAL MATERIALS		13,895,465

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.2%
AT&T Inc.	500,300	17,805,677
Verizon Communications Inc.	515,000	25,966,300

Total Diversified Telecommunication Services		43,771,977

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC, Sponsored ADR	365,818	12,152,474

TOTAL TELECOMMUNICATION SERVICES		55,924,451

UTILITIES - 8.1%
Electric Utilities - 4.3%
Great Plains Energy Inc.	153,000	3,792,870
NextEra Energy Inc.	460,000	24,531,800
PPL Corp.	470,000	15,505,300

Total Electric Utilities		43,829,970

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.9%
Abengoa Yield PLC		163,100	$5,900,958	*
NextEra Energy Partners LP		163,400	5,562,136	*
NRG Yield Inc., Class A Shares		85,240	4,453,790
TerraForm Power Inc., Class A		123,000	3,782,250	*

Total Independent Power and Renewable Electricity Producers			19,699,134

Multi-Utilities - 1.9%
CenterPoint Energy Inc.		308,000	7,490,560
National Grid PLC		874,000	12,588,312

Total Multi-Utilities			20,078,872

TOTAL UTILITIES			83,607,976

TOTAL COMMON STOCKS (Cost - $588,553,992)			627,347,360

	RATE
CONVERTIBLE PREFERRED STOCKS - 6.3%
FINANCIALS - 3.7%
Insurance - 2.2%
MetLife Inc.	5.000%	762,000	23,058,120

Real Estate Investment Trusts (REITs) - 1.5%
Weyerhaeuser Co.	6.375%	284,000	15,341,680

TOTAL FINANCIALS			38,399,800

INDUSTRIALS - 0.6%
Machinery - 0.6%
Stanley Black & Decker Inc.	6.250%	53,000	6,010,200

UTILITIES - 2.0%
Multi-Utilities - 2.0%
Dominion Resources Inc.	6.125%	367,000	20,331,800

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $60,042,748)			64,741,800

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 25.6%
Crude/Refined Products Pipelines - 0.5%
Kinder Morgan Energy Partners LP		63,000	5,104,260

Diversified Energy Infrastructure - 8.9%
Energy Transfer Equity LP		720,000	39,160,800
Energy Transfer Partners LP		251,000	13,990,740
Enterprise Products Partners LP		175,000	13,055,000
Genesis Energy LP		50,000	2,624,500
Regency Energy Partners LP		282,000	8,507,940
Williams Partners LP		277,954	14,075,591

Total Diversified Energy Infrastructure			91,414,571

Financials - 2.2%
Ares Management LP		408,000	7,927,440	*
Blackstone Group LP		438,000	14,313,840

Total Financials			22,241,280

Gathering/Processing - 5.5%
Access Midstream Partners LP		64,500	3,884,190
Crestwood Midstream Partners LP		267,000	5,809,920
DCP Midstream Partners LP		114,000	6,209,580
Enable Midstream Partners LP		207,000	4,930,740
EnLink Midstream Partners LP		160,000	4,672,000

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY		SHARES/UNITS	VALUE
Gathering/Processing - 5.5% (continued)
MarkWest Energy Partners LP		71,350	$4,980,230
QEP Midstream Partners LP		181,780	4,451,792
Summit Midstream Partners LP		196,000	9,617,720
Targa Resources Partners LP		153,000	10,232,640
Western Gas Partners LP		18,000	1,333,980

Total Gathering/Processing			56,122,792

General Partner - 0.4%
Crestwood Equity Partners LP		269,000	3,919,330

Global Infrastructure - 1.0%
Brookfield Infrastructure Partners LP		262,308	10,400,512

Liquids Transportation & Storage - 4.1%
Buckeye Partners LP		101,230	8,127,757
Delek Logistics Partners LP		50,000	1,662,500
Lehigh Gas Partners LP		210,000	5,418,000
Magellan Midstream Partners LP		27,300	2,189,187
PBF Logistics LP		197,690	5,082,610	*
Plains All American Pipeline LP		100,000	5,735,000
Susser Petroleum Partners LP		100,000	5,110,000
World Point Terminals LP		457,000	8,591,600

Total Liquids Transportation & Storage			41,916,654

Natural Gas Transportation & Storage - 1.1%
Cypress Energy Partners LP		175,000	3,941,000
TC Pipelines LP		151,000	7,944,110

Total Natural Gas Transportation & Storage			11,885,110

Offshore - 0.4%
Dynagas LNG Partners LP		200,000	4,668,000

Refining - 0.5%
Western Refining Logistics LP		160,000	5,102,400

Shipping - 1.0%
Golar LNG Partners LP		175,000	5,787,250
KNOT Offshore Partners LP		170,000	4,540,700

Total Shipping			10,327,950

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $201,503,655)			263,102,859

	RATE	SHARES
PREFERRED STOCKS - 5.9%
FINANCIALS - 1.0%
Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	5.250%	68,000	7,503,800
Ashford Hospitality Trust, Series E	9.000%	27,480	744,708
Glimcher Realty Trust, Series H	7.500%	29,000	783,000
Urstadt Biddle Properties Inc., Cumulative, Series F	7.125%	38,500	984,637

TOTAL FINANCIALS			10,016,145

INDUSTRIALS - 3.5%
Industrial Conglomerates - 3.5%
United Technologies Corp.	7.500%	609,500	36,155,540

UTILITIES - 1.4%
Electric Utilities - 1.4%
Exelon Corp.	6.500%	295,000	14,484,500	*

TOTAL PREFERRED STOCKS (Cost - $61,628,381)			60,656,185

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $911,728,776)			$1,015,848,204

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity - $12,506,942; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value - $12,757,063)	0.050%	8/1/14	$12,506,925	$12,506,925

Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $4,561,087; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value - $4,697,908)	0.090%	8/1/14	4,561,075	4,561,075

TOTAL SHORT-TERM INVESTMENTS (Cost - $17,068,000)				17,068,000

TOTAL INVESTMENTS - 100.5% (Cost - $928,796,776#)				1,032,916,204
Liabilities in Excess of Other Assets - (0.5)%				(5,415,914)

TOTAL NET ASSETS - 100.0%				$1,027,500,290

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$627,347,360	—	—	$627,347,360
Convertible preferred stocks	64,741,800	—	—	64,741,800
Master limited partnerships	263,102,859	—	—	263,102,859
Preferred stocks	60,656,185	—	—	60,656,185

Total long-term investments	$1,015,848,204	—	—	$1,015,848,204

Short-term investments†	—	$17,068,000	—	17,068,000

Total investments	$1,015,848,204	$17,068,000	—	$1,032,916,204

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Master limited partnerships. The Fund may not invest more than 25% of the value of its total assets in the securities of Master Limited Partnerships (“MLPs”) that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships. This 25% limitation applies generally to MLPs that focus on commodity and energy related industries. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners

Notes to Schedule of Investments (unaudited) (continued)

or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$128,283,978
Gross unrealized depreciation	(24,164,550)

Net unrealized appreciation	$104,119,428

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2014